Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III Real Estate and Accumulated Depreciation
Schedule III Real Estate and Accumulated Depreciation
Simon Property Group, Inc. and Subsidiaries Notes to Schedule III as of December 31, 2012 (Dollars in thousands)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Malls
Anderson Mall	Anderson, SC	$20,849	$1,712	$15,227	$851	$20,545	$2,563	$35,772	$38,335	$16,772	1972
Arsenal Mall	Watertown (Boston), MA	560	14,714	47,680	—	9,483	14,714	57,163	71,877	22,232	1999 (4)
Bangor Mall	Bangor, ME	80,000	5,478	59,740	—	11,158	5,478	70,898	76,376	27,294	2004 (5)
Barton Creek Square	Austin, TX	—	2,903	20,929	7,983	64,481	10,886	85,410	96,296	49,695	1981
Battlefield Mall	Springfield, MO	125,000	3,919	27,231	3,000	62,542	6,919	89,773	96,692	57,633	1970
Bay Park Square	Green Bay, WI	—	6,358	25,623	4,106	26,111	10,464	51,734	62,198	24,863	1980
Bowie Town Center	Bowie (Washington, D.C.), MD	—	2,710	65,044	235	7,170	2,945	72,214	75,159	29,912	2001
Boynton Beach Mall	Boynton Beach (Miami), FL	—	22,240	78,804	4,666	27,431	26,906	106,235	133,141	48,423	1985
Brea Mall	Brea (Los Angeles), CA	—	39,500	209,202	—	27,131	39,500	236,333	275,833	97,144	1998 (4)
Broadway Square	Tyler, TX	—	11,306	32,431	—	23,033	11,306	55,464	66,770	27,424	1994 (4)
Brunswick Square	East Brunswick (New York), NJ	78,189	8,436	55,838	—	32,327	8,436	88,165	96,601	44,428	1973
Burlington Mall	Burlington (Boston), MA	—	46,600	303,618	19,600	95,324	66,200	398,942	465,142	147,321	1998 (4)
Castleton Square	Indianapolis, IN	—	26,250	98,287	7,434	74,644	33,684	172,931	206,615	76,170	1972
Charlottesville Fashion Square	Charlottesville, VA	—	—	54,738	—	18,530	—	73,268	73,268	31,308	1997 (4)
Chautauqua Mall	Lakewood, NY	—	3,116	9,641	—	16,082	3,116	25,723	28,839	13,469	1971
Chesapeake Square	Chesapeake (Virginia Beach), VA	66,502	11,534	70,461	—	19,273	11,534	89,734	101,268	49,251	1989
Cielo Vista Mall	El Paso, TX	—	1,005	15,262	608	48,983	1,613	64,245	65,858	36,779	1974
College Mall	Bloomington, IN	—	1,003	16,245	720	43,966	1,723	60,211	61,934	32,033	1965
Columbia Center	Kennewick, WA	—	17,441	66,580	—	25,705	17,441	92,285	109,726	40,407	1987
Copley Place	Boston, MA	—	—	378,045	—	100,167	—	478,212	478,212	150,522	2002 (4)
Coral Square	Coral Springs (Miami), FL	—	13,556	93,630	—	19,025	13,556	112,655	126,211	64,184	1984
Cordova Mall	Pensacola, FL	—	18,626	73,091	7,321	56,062	25,947	129,153	155,100	45,228	1998 (4)
Cottonwood Mall	Albuquerque, NM	—	10,122	69,958	—	6,704	10,122	76,662	86,784	39,731	1996
Domain, The	Austin, TX	204,405	40,436	197,010	—	138,250	40,436	335,260	375,696	66,311	2005
Edison Mall	Fort Myers, FL	—	11,529	107,350	—	31,240	11,529	138,590	150,119	56,765	1997 (4)
Empire Mall	Sioux Falls, SD	176,300	35,998	192,186	—	3,454	35,998	195,640	231,638	7,443	1998 (5)
Fashion Mall at Keystone, The	Indianapolis, IN	—	—	120,579	29,145	80,161	29,145	200,740	229,885	73,035	1997 (4)
Firewheel Town Center	Garland (Dallas), TX	—	8,485	82,716	—	28,814	8,485	111,530	120,015	34,470	2004
Forest Mall	Fond Du Lac, WI	—	721	4,491	—	8,864	721	13,355	14,076	8,885	1973
Forum Shops at Caesars, The	Las Vegas, NV	—	—	276,567	—	219,010	—	495,577	495,577	174,529	1992
Great Lakes Mall	Mentor (Cleveland), OH	—	12,302	100,362	—	22,491	12,302	122,853	135,155	54,179	1961

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Greenwood Park Mall	Greenwood (Indianapolis), IN	77,549	2,423	23,445	5,253	115,808	7,676	139,253	146,929	59,907	1979
Gulf View Square	Port Richey (Tampa), FL	—	13,690	39,991	1,688	17,882	15,378	57,873	73,251	28,468	1980
Haywood Mall	Greenville, SC	—	11,585	133,893	6	21,633	11,591	155,526	167,117	78,018	1998 (4)
Independence Center	Independence (Kansas City), MO	200,000	5,042	45,798	—	34,528	5,042	80,326	85,368	38,595	1994 (4)
Ingram Park Mall	San Antonio, TX	142,009	733	17,163	73	22,993	806	40,156	40,962	25,147	1979
Irving Mall	Irving (Dallas), TX	—	6,737	17,479	2,533	39,951	9,270	57,430	66,700	35,859	1971
Jefferson Valley Mall	Yorktown Heights (New York), NY	—	4,868	30,304	—	26,948	4,868	57,252	62,120	34,350	1983
King of Prussia — The Court & The Plaza	King of Prussia (Philadelphia), PA	137,022	175,063	1,128,200	—	38,109	175,063	1,166,309	1,341,372	57,957	2003 (5)
Knoxville Center	Knoxville, TN	—	5,006	21,617	3,712	32,740	8,718	54,357	63,075	33,102	1984
La Plaza Mall	McAllen, TX	—	1,375	9,828	6,569	49,809	7,944	59,637	67,581	27,555	1976
Laguna Hills Mall	Laguna Hills (Los Angeles), CA	—	27,928	55,446	—	14,865	27,928	70,311	98,239	30,324	1997 (4)
Lakeline Mall	Cedar Park (Austin), TX	—	10,088	81,568	14	16,465	10,102	98,033	108,135	45,620	1995
Lenox Square	Atlanta, GA	—	38,058	492,411	—	70,361	38,058	562,772	600,830	223,056	1998 (4)
Lima Mall	Lima, OH	—	7,659	35,338	—	13,126	7,659	48,464	56,123	24,387	1965
Lincolnwood Town Center	Lincolnwood (Chicago), IL	—	7,834	63,480	—	7,609	7,834	71,089	78,923	42,987	1990
Lindale Mall	Cedar Rapids, IA	—	14,106	58,286	—	1,213	14,106	59,499	73,605	3,091	1998 (5)
Livingston Mall	Livingston (New York), NJ	—	22,214	105,250	—	43,362	22,214	148,612	170,826	55,154	1998 (4)
Longview Mall	Longview, TX	—	259	3,567	124	8,762	383	12,329	12,712	7,001	1978
Mall at Chestnut Hill, The	Chestnut Hill (Boston), MA	—	449	25,102	—	5,774	449	30,876	31,325	4,400	2002 (5)
Mall of Georgia	Buford (Atlanta), GA	—	47,492	326,633	—	6,563	47,492	333,196	380,688	114,566	1999 (5)
Maplewood Mall	St. Paul (Minneapolis), MN	—	17,119	80,758	—	23,994	17,119	104,752	121,871	34,363	2002 (4)
Markland Mall	Kokomo, IN	—	—	7,568	—	16,355	—	23,923	23,923	12,193	1968
McCain Mall	N. Little Rock, AR	—	—	9,515	10,530	24,179	10,530	33,694	44,224	7,931	1973
Melbourne Square	Melbourne, FL	—	15,762	55,891	4,160	28,565	19,922	84,456	104,378	36,439	1982
Menlo Park Mall	Edison (New York), NJ	—	65,684	223,252	—	42,010	65,684	265,262	330,946	118,948	1997 (4)
Mesa Mall	Grand Junction, CO	87,250	12,784	80,639	—	479	12,784	81,118	93,902	4,330	1998 (5)
Midland Park Mall	Midland, TX	84,664	687	9,213	—	23,098	687	32,311	32,998	17,344	1980
Miller Hill Mall	Duluth, MN	—	2,965	18,092	1,811	30,560	4,776	48,652	53,428	34,316	1973
Montgomery Mall	North Wales (Philadelphia), PA	82,303	27,105	86,915	2,279	38,443	29,384	125,358	154,742	40,300	2004 (5)
Muncie Mall	Muncie, IN	—	172	5,776	52	27,587	224	33,363	33,587	19,415	1970
North East Mall	Hurst (Dallas), TX	—	128	12,966	19,010	150,838	19,138	163,804	182,942	81,628	1971
Northfield Square	Bourbonnais, IL	25,894	362	53,396	—	3,362	362	56,758	57,120	37,771	2004 (5)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Northgate Mall	Seattle, WA	—	24,369	115,992	—	96,300	24,369	212,292	236,661	82,221	1987
Northlake Mall	Atlanta, GA	—	33,400	98,035	—	3,694	33,400	101,729	135,129	67,719	1998 (4)
Northwoods Mall	Peoria, IL	—	1,185	12,779	2,164	38,570	3,349	51,349	54,698	31,587	1983
Oak Court Mall	Memphis, TN	—	15,673	57,304	—	9,622	15,673	66,926	82,599	33,577	1997 (4)
Ocean County Mall	Toms River (New York), NJ	—	20,404	124,945	—	29,219	20,404	154,164	174,568	62,088	1998 (4)
Orange Park Mall	Orange Park (Jacksonville), FL	—	12,998	65,121	—	41,605	12,998	106,726	119,724	51,597	1994 (4)
Orland Square	Orland Park (Chicago), IL	—	35,514	129,906	—	42,165	35,514	172,071	207,585	71,335	1997 (4)
Oxford Valley Mall	Langhorne (Philadelphia), PA	68,870	24,544	100,287	2,279	10,622	26,823	110,909	137,732	62,695	2003 (4)
Paddock Mall	Ocala, FL	—	11,198	39,727	—	21,179	11,198	60,906	72,104	24,616	1980
Penn Square Mall	Oklahoma City, OK	96,422	2,043	155,958	—	36,779	2,043	192,737	194,780	82,924	2002 (4)
Pheasant Lane Mall	Nashua, NH	—	3,902	155,068	550	43,692	4,452	198,760	203,212	68,554	2004 (5)
Phipps Plaza	Atlanta, GA	—	16,725	210,610	2,225	37,651	18,950	248,261	267,211	99,917	1998 (4)
Plaza Carolina	Carolina (San Juan), PR	180,271	15,493	279,560	—	47,922	15,493	327,482	342,975	87,560	2004 (4)
Port Charlotte Town Center	Port Charlotte, FL	47,074	5,471	58,570	—	15,535	5,471	74,105	79,576	37,559	1989
Prien Lake Mall	Lake Charles, LA	—	1,842	2,813	3,053	40,794	4,895	43,607	48,502	23,019	1972
Richmond Town Square	Richmond Heights (Cleveland), OH	—	2,600	12,112	—	55,979	2,600	68,091	70,691	49,129	1966
River Oaks Center	Calumet City (Chicago), IL	—	30,560	101,224	—	12,187	30,560	113,411	143,971	52,256	1997 (4)
Rockaway Townsquare	Rockaway (New York), NJ	—	41,918	212,257	—	39,672	41,918	251,929	293,847	97,163	1998 (4)
Rolling Oaks Mall	San Antonio, TX	—	1,929	38,609	—	13,768	1,929	52,377	54,306	30,420	1988
Roosevelt Field	Garden City (New York), NY	—	163,160	702,008	48	48,594	163,208	750,602	913,810	300,608	1998 (4)
Ross Park Mall	Pittsburgh, PA	—	23,541	90,203	—	85,760	23,541	175,963	199,504	80,243	1986
Rushmore Mall	Rapid City, SD	94,000	18,839	67,364	—	662	18,839	68,026	86,865	4,410	1998 (5)
Santa Rosa Plaza	Santa Rosa, CA	—	10,400	87,864	—	24,670	10,400	112,534	122,934	42,272	1998 (4)
Shops at Riverside, The	Hackensack (New York), NJ	130,000	13,521	238,746	—	2,629	13,521	241,375	254,896	7,283	2007 (4) (5) (6)
South Hills Village	Pittsburgh, PA	—	23,445	125,840	1,472	43,463	24,917	169,303	194,220	63,938	1997 (4)
South Shore Plaza	Braintree (Boston), MA	—	101,200	301,495	—	156,347	101,200	457,842	559,042	148,427	1998 (4)
Southdale Center	Edina (Minneapolis), MN	152,834	43,154	184,967	—	28,426	43,154	213,393	256,547	5,976	2007 (4) (5) (6)
Southern Hills Mall	Sioux City, IA	101,500	15,025	75,984	—	483	15,025	76,467	91,492	4,204	1998 (5)
Southern Park Mall	Youngstown, OH	—	16,982	77,767	97	26,514	17,079	104,281	121,360	49,986	1970
SouthPark	Charlotte, NC	191,933	42,092	188,055	100	169,654	42,192	357,709	399,901	131,496	2002 (4)
Southridge Mall	Greendale (Milwaukee), WI	124,000	12,284	129,411	2,389	14,879	14,673	144,290	158,963	5,067	2007 (4) (5) (6)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
St. Charles Towne Center	Waldorf (Washington, D.C.), MD	—	7,710	52,934	1,180	30,482	8,890	83,416	92,306	44,345	1990
Stanford Shopping Center	Palo Alto (San Francisco), CA	240,000	—	339,537	—	14,593	—	354,130	354,130	100,075	2003 (4)
Summit Mall	Akron, OH	65,000	15,374	51,137	—	45,290	15,374	96,427	111,801	40,458	1965
Sunland Park Mall	El Paso, TX	29,626	2,896	28,900	—	9,462	2,896	38,362	41,258	24,744	1988
Tacoma Mall	Tacoma (Seattle), WA	—	37,803	125,826	—	83,980	37,803	209,806	247,609	84,581	1987
Tippecanoe Mall	Lafayette, IN	—	2,897	8,439	5,517	46,612	8,414	55,051	63,465	36,266	1973
Town Center at Aurora	Aurora (Denver), CO	—	9,959	56,832	6	57,375	9,965	114,207	124,172	54,298	1998 (4)
Town Center at Boca Raton	Boca Raton (Miami), FL	—	64,200	307,317	—	163,508	64,200	470,825	535,025	183,348	1998 (4)
Town Center at Cobb	Kennesaw (Atlanta), GA	200,000	32,355	158,225	—	17,561	32,355	175,786	208,141	72,445	1998 (5)
Towne East Square	Wichita, KS	—	8,525	18,479	4,108	43,045	12,633	61,524	74,157	36,939	1975
Towne West Square	Wichita, KS	49,998	972	21,203	61	13,061	1,033	34,264	35,297	22,329	1980
Treasure Coast Square	Jensen Beach, FL	—	11,124	72,990	3,067	37,072	14,191	110,062	124,253	51,005	1987
Tyrone Square	St. Petersburg (Tampa), FL	—	15,638	120,962	—	32,185	15,638	153,147	168,785	70,132	1972
University Park Mall	Mishawaka, IN	—	16,768	112,158	7,000	53,686	23,768	165,844	189,612	118,204	1996 (4)
Upper Valley Mall	Springfield, OH	44,060	8,421	38,745	—	10,746	8,421	49,491	57,912	23,549	1979
Valle Vista Mall	Harlingen, TX	40,000	1,398	17,159	329	20,701	1,727	37,860	39,587	22,531	1983
Virginia Center Commons	Glen Allen, VA	—	9,764	50,547	4,149	14,528	13,913	65,075	78,988	27,445	1991
Walt Whitman Shops	Huntington Station (New York), NY	118,262	51,700	111,258	3,789	74,283	55,489	185,541	241,030	74,742	1998 (4)
Washington Square	Indianapolis, IN	25,749	6,319	36,495	—	11,673	6,319	48,168	54,487	45,266	1974
West Ridge Mall	Topeka, KS	65,778	5,453	34,132	1,168	23,810	6,621	57,942	64,563	31,382	1988
Westminster Mall	Westminster (Los Angeles), CA	—	43,464	84,709	—	34,387	43,464	119,096	162,560	47,449	1998 (4)
White Oaks Mall	Springfield, IL	50,000	3,024	35,692	2,102	54,921	5,126	90,613	95,739	35,220	1977
Wolfchase Galleria	Memphis, TN	225,000	15,881	128,276	—	11,197	15,881	139,473	155,354	64,214	2002 (4)
Woodland Hills Mall	Tulsa, OK	94,036	34,211	187,123	—	15,645	34,211	202,768	236,979	83,941	2004 (5)
Premium Outlets
Albertville Premium Outlets	Albertville (Minneapolis), MN	—	3,900	97,059	—	4,771	3,900	101,830	105,730	33,371	2004 (4)
Allen Premium Outlets	Allen (Dallas), TX	—	13,855	43,687	97	13,640	13,952	57,327	71,279	20,626	2004 (4)
Aurora Farms Premium Outlets	Aurora (Cleveland), OH	—	2,370	24,326	—	3,801	2,370	28,127	30,497	16,611	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Birch Run Premium Outlets	Birch Run (Detroit), MI	105,967	11,560	77,856	—	2,185	11,560	80,041	91,601	10,066	2010 (4)
Calhoun Premium Outlets	Calhoun, GA	20,368	1,745	12,529	—	223	1,745	12,752	14,497	3,408	2010 (4)
Camarillo Premium Outlets	Camarillo (Los Angeles), CA	—	16,670	224,721	482	63,684	17,152	288,405	305,557	76,517	2004 (4)
Carlsbad Premium Outlets	Carlsbad (San Diego), CA	—	12,890	184,990	96	2,768	12,986	187,758	200,744	49,589	2004 (4)
Carolina Premium Outlets	Smithfield (Raleigh), NC	50,423	3,175	59,863	5,311	3,719	8,486	63,582	72,068	24,339	2004 (4)
Chicago Premium Outlets	Aurora (Chicago), IL	—	659	118,005	—	3,926	659	121,931	122,590	42,486	2004 (4)
Cincinnati Premium Outlets	Monroe (Cincinnati), OH	—	14,117	71,520	—	4,318	14,117	75,838	89,955	13,306	2008
Clinton Crossing Premium Outlets	Clinton, CT	—	2,060	107,556	1,532	2,340	3,592	109,896	113,488	34,390	2004 (4)
Columbia Gorge Premium Outlets	Troutdale (Portland), OR	—	7,900	16,492	—	2,797	7,900	19,289	27,189	8,939	2004 (4)
Desert Hills Premium Outlets	Cabazon (Palm Springs), CA	—	3,440	338,679	—	9,236	3,440	347,915	351,355	87,907	2004 (4)
Edinburgh Premium Outlets	Edinburgh (Indianapolis), IN	—	2,857	47,309	—	12,565	2,857	59,874	62,731	21,592	2004 (4)
Ellenton Premium Outlets	Ellenton (Tampa), FL	104,311	15,807	182,412	—	2,749	15,807	185,161	200,968	25,617	2010 (4)
Folsom Premium Outlets	Folsom (Sacramento), CA	—	9,060	50,281	—	3,751	9,060	54,032	63,092	21,344	2004 (4)
Gaffney Premium Outlets	Gaffney (Greenville/Charlotte), SC	36,964	4,056	32,371	—	1,417	4,056	33,788	37,844	5,084	2010 (4)
Gilroy Premium Outlets	Gilroy (San Jose), CA	—	9,630	194,122	—	6,743	9,630	200,865	210,495	61,503	2004 (4)
Grand Prairie Premium Outlets	Grand Prairie (Dallas), TX	—	9,497	201,586	—	—	9,497	201,586	211,083	1,581	2012
Grove City Premium Outlets	Grove City (Pittsburgh), PA	112,611	6,421	121,880	—	1,049	6,421	122,929	129,350	18,480	2010 (4)
Gulfport Premium Outlets	Gulfport, MS	25,124	—	27,949	—	756	—	28,705	28,705	4,716	2010 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Hagerstown Premium Outlets	Hagerstown (Baltimore/Washington DC), MD	89,037	3,576	85,883	—	355	3,576	86,238	89,814	10,973	2010 (4)
Houston Premium Outlets	Cypress (Houston), TX	—	9,090	69,350	—	47,261	9,090	116,611	125,701	21,868	2007
Jackson Premium Outlets	Jackson (New York), NJ	—	6,413	104,013	3	4,554	6,416	108,567	114,983	28,934	2004 (4)
Jersey Shore Premium Outlets	Tinton Falls (New York), NJ	69,882	15,390	50,979	—	74,770	15,390	125,749	141,139	24,880	2007
Johnson Creek Premium Outlets	Johnson Creek, WI	—	2,800	39,546	—	5,785	2,800	45,331	48,131	13,963	2004 (4)
Kittery Premium Outlets	Kittery, ME	—	11,832	94,994	—	6,525	11,832	101,519	113,351	25,052	2004 (4)
Las Americas Premium Outlets	San Diego, CA	180,000	45,168	251,878	—	5,673	45,168	257,551	302,719	40,325	2007 (4)
Las Vegas Premium Outlets — North	Las Vegas, NV	—	25,435	134,973	16,536	68,054	41,971	203,027	244,998	58,867	2004 (4)
Las Vegas Premium Outlets — South	Las Vegas, NV	—	13,085	160,777	—	22,512	13,085	183,289	196,374	41,640	2004 (4)
Lebanon Premium Outlets	Lebanon (Nashville), TN	15,447	1,758	10,189	—	839	1,758	11,028	12,786	1,955	2010 (4)
Lee Premium Outlets	Lee, MA	50,844	9,167	52,212	—	851	9,167	53,063	62,230	8,290	2010 (4)
Leesburg Corner Premium Outlets	Leesburg (Washington D.C.), VA	—	7,190	162,023	—	3,734	7,190	165,757	172,947	53,590	2004 (4)
Liberty Village Premium Outlets	Flemington (New York), NJ	—	5,670	28,904	—	1,904	5,670	30,808	36,478	14,388	2004 (4)
Lighthouse Place Premium Outlets	Michigan City, IN	—	6,630	94,138	—	7,570	6,630	101,708	108,338	37,036	2004 (4)
Livermore Premium Outlets	Livermore (San Francisco), CA	—	21,925	310,941	—	—	21,925	310,941	332,866	1,401	2012
Merrimack Premium Outlets	Merrimack, NH	—	17,028	118,428	—	—	17,028	118,428	135,456	3,125	2012
Napa Premium Outlets	Napa, CA	—	11,400	45,023	—	2,370	11,400	47,393	58,793	16,094	2004 (4)
North Bend Premium Outlets	North Bend (Seattle), WA	—	2,143	36,197	—	2,498	2,143	38,695	40,838	10,248	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
North Georgia Premium Outlets	Dawsonville (Atlanta), GA	—	4,300	132,325	—	1,903	4,300	134,228	138,528	41,324	2004 (4)
Orlando Premium Outlets — International Dr	Orlando, FL	—	32,727	472,815	—	1,944	32,727	474,759	507,486	44,992	2010 (4)
Orlando Premium Outlets — Vineland Ave	Orlando, FL	—	14,040	304,410	20,808	47,276	34,848	351,686	386,534	85,753	2004 (4)
Osage Beach Premium Outlets	Osage Beach, MO	—	9,460	85,804	—	5,419	9,460	91,223	100,683	30,680	2004 (4)
Petaluma Village Premium Outlets	Petaluma (San Francisco), CA	—	13,322	13,710	—	235	13,322	13,945	27,267	8,466	2004 (4)
Philadelphia Premium Outlets	Limerick (Philadelphia), PA	—	16,676	105,249	—	15,621	16,676	120,870	137,546	31,542	2006
Pismo Beach Premium Outlets	Pismo Beach, CA	33,850	4,317	19,044	—	962	4,317	20,006	24,323	3,817	2010 (4)
Pleasant Prairie Premium Outlets	Pleasant Prairie (Chicago, IL — Milwaukee), WI	96,364	16,823	126,686	—	2,477	16,823	129,163	145,986	14,405	2010 (4)
Puerto Rico Premium Outlets	Barceloneta, PR	72,152	20,586	114,021	—	1,577	20,586	115,598	136,184	13,429	2010 (4)
Queenstown Premium Outlets	Queenstown (Baltimore), MD	66,150	8,129	61,950	—	1,732	8,129	63,682	71,811	7,454	2010 (4)
Rio Grande Valley Premium Outlets	Mercedes (McAllen), TX	—	12,229	41,547	—	33,555	12,229	75,102	87,331	23,300	2005
Round Rock Premium Outlets	Round Rock (Austin), TX	—	14,706	82,252	—	748	14,706	83,000	97,706	28,133	2005
San Marcos Premium Outlets	San Marcos (Austin — San Antonio), TX	142,834	13,180	287,179	—	1,513	13,180	288,692	301,872	27,599	2010 (4)
Seattle Premium Outlets	Tulalip (Seattle), WA	—	—	103,722	—	33,750	—	137,472	137,472	36,061	2004 (4)
St. Augustine Premium Outlets	St. Augustine (Jacksonville), FL	—	6,090	57,670	2	8,070	6,092	65,740	71,832	23,677	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
The Crossings Premium Outlets	Tannersville, PA	115,000	7,720	172,931	—	10,764	7,720	183,695	191,415	49,419	2004 (4)
Vacaville Premium Outlets	Vacaville, CA	—	9,420	84,850	—	9,299	9,420	94,149	103,569	34,681	2004 (4)
Waikele Premium Outlets	Waipahu (Honolulu), HI	—	22,630	77,316	—	3,977	22,630	81,293	103,923	27,338	2004 (4)
Waterloo Premium Outlets	Waterloo, NY	—	3,230	75,277	—	6,954	3,230	82,231	85,461	29,648	2004 (4)
Williamsburg Premium Outlets	Williamsburg, VA	102,862	10,323	223,789	—	995	10,323	224,784	235,107	21,926	2010 (4)
Woodbury Common Premium Outlets	Central Valley (New York), NY	—	11,110	862,559	1,658	15,264	12,768	877,823	890,591	229,166	2004 (4)
Wrentham Village Premium Outlets	Wrentham (Boston), MA	—	4,900	282,031	—	7,897	4,900	289,928	294,828	82,913	2004 (4)
The Mills
Great Mall	Milpitas (San Jose), CA	270,000	70,496	463,101	—	2,611	70,496	465,712	536,208	13,733	2007 (4) (5) (6)
Gurnee Mills	Gurnee (Chicago), IL	321,000	41,133	297,911	—	427	41,133	298,338	339,471	9,121	2007 (4) (5) (6)
Opry Mills	Nashville, TN	383,925	51,000	327,503	—	6,750	51,000	334,253	385,253	9,324	2007 (4) (5) (6)
Potomac Mills	Woodbridge (Washington, D.C.), VA	410,000	61,771	425,370	—	12,577	61,771	437,947	499,718	13,339	2007 (4) (5) (6)
Sawgrass Mills	Sunrise (Miami), FL	820,000	194,002	1,638,612	—	18,484	194,002	1,657,096	1,851,098	46,697	2007 (4) (5) (6)
Community/Lifestyle Centers
ABQ Uptown	Albuquerque, NM	—	6,374	75,333	4,054	2,207	10,428	77,540	87,968	4,440	2011 (4)
Arboretum	Austin, TX	—	7,640	36,774	71	12,434	7,711	49,208	56,919	19,781	1998 (4)
Bloomingdale Court	Bloomingdale (Chicago), IL	25,562	8,422	26,184	—	12,718	8,422	38,902	47,324	20,772	1987

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Charles Towne Square	Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	9,008	1976
Chesapeake Center	Chesapeake (Virginia Beach), VA	—	4,410	11,241	—	—	4,410	11,241	15,651	7,126	1989
Concord Mills Marketplace	Concord (Charlotte), NC	12,492	8,261	21,717	—	—	8,261	21,717	29,978	703	2007 (4) (5) (6)
Countryside Plaza	Countryside (Chicago), IL	—	332	8,507	2,554	9,898	2,886	18,405	21,291	9,558	1977
Dare Centre	Kill Devil Hills, NC	—	—	5,702	—	336	—	6,038	6,038	1,801	2004 (4)
DeKalb Plaza	King of Prussia (Philadelphia), PA	2,530	1,955	3,405	—	1,182	1,955	4,587	6,542	2,284	2003 (4)
Empire East	Sioux Falls, SD	—	3,350	10,552	—	1,151	3,350	11,703	15,053	451	1998 (5)
Forest Plaza	Rockford, IL	18,074	4,132	16,818	453	12,329	4,585	29,147	33,732	13,292	1985
Gateway Centers	Austin, TX	—	24,549	81,437	—	11,282	24,549	92,719	117,268	30,691	2004 (4)
Great Lakes Plaza	Mentor (Cleveland), OH	—	1,028	2,025	—	3,820	1,028	5,845	6,873	2,242	1976
Greenwood Plus	Greenwood (Indianapolis), IN	—	1,129	1,792	—	4,568	1,129	6,360	7,489	3,488	1979
Henderson Square	King of Prussia (Philadelphia), PA	13,632	4,223	15,124	—	838	4,223	15,962	20,185	4,341	2003 (4)
Highland Lakes Center	Orlando, FL	—	7,138	25,284	—	2,118	7,138	27,402	34,540	20,064	1991
Keystone Shoppes	Indianapolis, IN	—	—	4,232	2,118	1,317	2,118	5,549	7,667	2,309	1997 (4)
Lake Plaza	Waukegan (Chicago), IL	—	2,487	6,420	—	1,173	2,487	7,593	10,080	4,271	1986
Lake View Plaza	Orland Park (Chicago), IL	15,618	4,702	17,543	—	13,211	4,702	30,754	35,456	16,390	1986
Lakeline Plaza	Cedar Park (Austin), TX	16,933	5,822	30,875	—	8,913	5,822	39,788	45,610	17,475	1998
Lima Center	Lima, OH	—	1,781	5,151	—	7,850	1,781	13,001	14,782	6,334	1978
Lincoln Crossing	O'Fallon (St. Louis), IL	—	674	2,192	—	845	674	3,037	3,711	1,558	1990
Lincoln Plaza	King of Prussia (Philadelphia), PA	—	—	21,299	—	3,483	—	24,782	24,782	12,071	2003 (4)
MacGregor Village	Cary, NC	—	502	8,897	—	320	502	9,217	9,719	2,264	2004 (4)
Mall of Georgia Crossing	Buford (Atlanta), GA	24,934	9,506	32,892	—	960	9,506	33,852	43,358	15,014	2004 (5)
Markland Plaza	Kokomo, IN	—	206	738	—	6,180	206	6,918	7,124	3,649	1974
Martinsville Plaza	Martinsville, VA	—	—	584	—	461	—	1,045	1,045	818	1967
Matteson Plaza	Matteson (Chicago), IL	—	1,771	9,737	—	3,577	1,771	13,314	15,085	7,640	1988
Muncie Towne Plaza	Muncie, IN	7,039	267	10,509	87	1,836	354	12,345	12,699	5,712	1998
Naples Outlet Center	Naples, FL	16,005	1,514	519	—	14	1,514	533	2,047	300	2010 (4)
New Castle Plaza	New Castle, IN	—	128	1,621	—	1,511	128	3,132	3,260	1,749	1966
North Ridge Plaza	Joliet (Chicago), IL	—	2,831	7,699	—	4,510	2,831	12,209	15,040	6,454	1985
North Ridge Shopping Center	Raleigh, NC	12,500	385	12,838	—	1,075	385	13,913	14,298	3,388	2004 (4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances (7)	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Northwood Plaza	Fort Wayne, IN	—	148	1,414	—	1,990	148	3,404	3,552	2,192	1974
Palms Crossing	McAllen, TX	37,747	13,496	45,925	—	9,252	13,496	55,177	68,673	13,279	2006
Regency Plaza	St. Charles (St. Louis), MO	—	616	4,963	—	582	616	5,545	6,161	2,987	1988
Richardson Square	Richardson (Dallas), TX	—	6,285	—	990	15,137	7,275	15,137	22,412	2,601	1977
Rockaway Commons	Rockaway (New York), NJ	—	5,149	26,435	—	8,289	5,149	34,724	39,873	10,859	1998 (4)
Rockaway Town Plaza	Rockaway (New York), NJ	—	—	18,698	2,225	3,089	2,225	21,787	24,012	5,380	2004
Shops at Arbor Walk, The	Austin, TX	42,662	930	42,546	—	4,871	930	47,417	48,347	10,709	2005
Shops at North East Mall, The	Hurst (Dallas), TX	—	12,541	28,177	402	4,770	12,943	32,947	45,890	17,475	1999
St. Charles Towne Plaza	Waldorf (Washington, D.C.), MD	—	8,377	18,993	—	3,952	8,377	22,945	31,322	12,341	1987
Terrace at the Florida Mall	Orlando, FL	—	2,150	7,623	—	5,457	2,150	13,080	15,230	6,546	1989
Tippecanoe Plaza	Lafayette, IN	—	—	745	234	5,231	234	5,976	6,210	3,639	1974
University Center	Mishawaka, IN	—	3,071	7,413	—	1,954	3,071	9,367	12,438	8,398	1980
Washington Plaza	Indianapolis, IN	—	941	1,697	—	1,220	941	2,917	3,858	2,615	1976
Waterford Lakes Town Center	Orlando, FL	—	8,679	72,836	—	15,723	8,679	88,559	97,238	43,632	1999
West Ridge Plaza	Topeka, KS	—	1,376	4,560	—	2,380	1,376	6,940	8,316	3,571	1988
White Oaks Plaza	Springfield, IL	14,079	3,169	14,267	—	4,140	3,169	18,407	21,576	8,916	1986
Wolf Ranch Town Center	Georgetown (Austin), TX	—	21,403	51,547	—	10,847	21,403	62,394	83,797	16,969	2004
Other Properties
Factory Stores of America — Lebanon	Lebanon, MO	—	24	214	—	41	24	255	279	222	2004 (4)
Florida Keys Outlet Center	Florida City, FL	10,645	1,560	1,748	—	863	1,560	2,611	4,171	759	2010 (4)
Huntley Outlet Center	Huntley, IL	29,776	3,495	2,027	—	273	3,495	2,300	5,795	503	2010 (4)
Outlet Marketplace	Orlando, FL	—	3,367	1,557	—	92	3,367	1,649	5,016	550	2010 (4)
The Shoppes at Branson Meadows	Branson, MO	—	—	5,205	—	640	—	5,845	5,845	2,149	2004 (4)
Development Projects
Phoenix Premium Outlet	Chandler (Phoenix), AZ	—	—	19,315	—	—	—	19,315	19,315	—
Other pre-development costs		—	115,220	66,662	—	—	115,220	66,662	181,882	1,822
Other		—	2,614	9,343	—	908	2,614	10,251	12,865	1,989

		$8,018,252	3,486,463	$24,763,596	$250,419	$5,423,899	$3,736,882	$30,187,495	$33,924,377	$8,836,695

Simon Property Group, Inc. and Subsidiaries

Notes to Schedule III as of December 31, 2012

(Dollars in thousands)

(1) Reconciliation of Real Estate Properties:

            The changes in real estate assets for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$29,333,330	$27,192,223	$25,023,715
Acquisitions and consolidations (5)	4,438,848	2,068,452	2,200,102
Improvements	833,083	552,455	273,255
Disposals and deconsolidations	(680,884)	(479,800)	(304,849)

Balance, close of year	$33,924,377	$29,333,330	$27,192,223

            The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2012 was $27,028,879. We utilize bonus depreciation for tax purposes when available.

(2) Reconciliation of Accumulated Depreciation:

            The changes in accumulated depreciation and amortization for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$8,148,170	$7,485,821	$6,806,670
Depreciation expense	1,069,607	906,554	874,450
Disposals and deconsolidations	(381,082)	(244,205)	(195,299)

Balance, close of year	$8,836,695	$8,148,170	$7,485,821

            Depreciation of our investment in buildings and improvements reflected in the consolidated statements of operations and comprehensive income is calculated over the estimated original lives of the assets as noted below.

  •
  Buildings and Improvements — typically 10-40 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.

  •
  Tenant Allowances and Improvements — shorter of lease term or useful life.

(3)
Initial cost generally represents net book value at December 20, 1993, except for acquired properties and new developments after December 20, 1993. Initial cost also includes any new developments that are opened during the current year. Costs of disposals and impairments of property are first reflected as a reduction to cost capitalized subsequent to acquisition.

(4)
Not developed/constructed by us or our predecessors. The date of construction represents the initial acquisition date for assets in which we have acquired multiple interests.

(5)
Initial cost for these properties is the cost at the date of consolidation for properties previously accounted for under the equity method of accounting.

(6)
Amounts represent preliminary purchase price allocation and are subject to change upon finalization.

(7)
Encumbrances represent face amount of mortgage debt and exclude any premiums or discounts.